Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of each of the eighty-five funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the “Funds”) as of and for the periods ended October 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2025

Appendix A

iShares Trust

1.       iShares 0-5 Year High Yield Corporate Bond ETF

2.      iShares 0-5 Year Investment Grade Corporate Bond ETF

3.      iShares 0-5 Year TIPS Bond ETF

4.      iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

5.      iShares 1-3 Year International Treasury Bond ETF

6.      iShares Aaa - A Rated Corporate Bond ETF

7.       iShares BB Rated Corporate Bond ETF

8.      iShares Broad USD High Yield Corporate Bond ETF

9.      iShares CMBS ETF

10.   iShares Convertible Bond ETF

11.    iShares Core 1-5 Year USD Bond ETF

12.   iShares Core International Aggregate Bond ETF

13.   iShares Core Universal USD Bond ETF

14.   iShares ESG Advanced High Yield Corporate Bond ETF

15.   iShares Fallen Angels USD Bond ETF

16.   iShares Floating Rate Bond ETF

17.   iShares GNMA Bond ETF

18.   iShares High Yield Corporate Bond BuyWrite Strategy ETF

19.   iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

20.  iShares iBonds 1-5 Year Corporate Ladder ETF*

21.   iShares iBonds 1-5 Year High Yield and Income Ladder ETF*

22.  iShares iBonds 1-5 Year TIPS Ladder ETF*

23.  iShares iBonds 1-5 Year Treasury Ladder ETF*

24.  iShares iBonds 2025 Term High Yield and Income ETF

25.  iShares iBonds 2026 Term High Yield and Income ETF

26.  iShares iBonds 2027 Term High Yield and Income ETF

27.   iShares iBonds 2028 Term High Yield and Income ETF

28.  iShares iBonds 2029 Term High Yield and Income ETF

29.  iShares iBonds 2030 Term High Yield and Income ETF

30.  iShares iBonds 2031 Term High Yield and Income ETF

31.   iShares iBonds 2032 Term High Yield and Income ETF**

32.  iShares iBonds Dec 2025 Term Corporate ETF

33.  iShares iBonds Dec 2025 Term Muni Bond ETF

34.  iShares iBonds Dec 2025 Term Treasury ETF

35.  iShares iBonds Dec 2026 Term Corporate ETF

36.  iShares iBonds Dec 2026 Term Muni Bond ETF

37.   iShares iBonds Dec 2026 Term Treasury ETF

38.  iShares iBonds Dec 2027 Term Corporate ETF

39.  iShares iBonds Dec 2027 Term Muni Bond ETF

40.  iShares iBonds Dec 2027 Term Treasury ETF

41.   iShares iBonds Dec 2028 Term Corporate ETF

42.  iShares iBonds Dec 2028 Term Muni Bond ETF

43.  iShares iBonds Dec 2028 Term Treasury ETF

44.  iShares iBonds Dec 2029 Term Corporate ETF

45.  iShares iBonds Dec 2029 Term Muni Bond ETF

46.  iShares iBonds Dec 2029 Term Treasury ETF

47.   iShares iBonds Dec 2030 Term Corporate ETF

48.  iShares iBonds Dec 2030 Term Muni Bond ETF

49.  iShares iBonds Dec 2030 Term Treasury ETF

50.  iShares iBonds Dec 2031 Term Corporate ETF

51.   iShares iBonds Dec 2031 Term Muni Bond ETF**

52.  iShares iBonds Dec 2031 Term Treasury ETF

53.  iShares iBonds Dec 2032 Term Corporate ETF

54.  iShares iBonds Dec 2032 Term Treasury ETF

55.   iShares iBonds Dec 2033 Term Corporate ETF

56.  iShares iBonds Dec 2033 Term Treasury ETF

57.   iShares iBonds Dec 2034 Term Corporate ETF

58.  iShares iBonds Dec 2034 Term Treasury ETF

59.  iShares iBonds Dec 2035 Term Corporate ETF**

60.  iShares iBonds Dec 2035 Term Treasury ETF**

61.   iShares iBonds Dec 2044 Term Treasury ETF

62.  iShares iBonds Dec 2045 Term Treasury ETF**

63.  iShares iBonds Dec 2054 Term Treasury ETF

64.  iShares iBonds Dec 2055 Term Treasury ETF**

65.  iShares iBonds Oct 2026 Term TIPS ETF

66.  iShares iBonds Oct 2027 Term TIPS ETF

67.  iShares iBonds Oct 2028 Term TIPS ETF

68.  iShares iBonds Oct 2029 Term TIPS ETF

69.  iShares iBonds Oct 2030 Term TIPS ETF

70.  iShares iBonds Oct 2031 Term TIPS ETF

71.   iShares iBonds Oct 2032 Term TIPS ETF

72.   iShares iBonds Oct 2033 Term TIPS ETF

73.   iShares iBonds Oct 2034 Term TIPS ETF

74.   iShares iBonds Oct 2035 Term TIPS ETF**

75.   iShares International Treasury Bond ETF

76.  iShares J.P. Morgan Broad USD Emerging Markets Bond ETF

77.   iShares J.P. Morgan USD Emerging Markets Bond ETF

78.  iShares Russell 2000 BuyWrite ETF

79.  iShares S&P 500 BuyWrite ETF

80. iShares Systematic Bond ETF

81.   iShares TIPS Bond ETF

82.  iShares Treasury Floating Rate Bond ETF

83.  iShares U.S. Treasury Bond ETF

84.  iShares USD Green Bond ETF

85.  iShares Yield Optimized Bond ETF

*November 7, 2024 (commencement of operations) through October 31, 2025

** March 25, 2025 (commencement of operations) through October 31, 2o25